LEASES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization of right-of-use assets	$ 722,000		$ 368,000		$ 1,437,961	$ 1,062,638		$ 2,570,202	$ 1,043,220
Rent expense	$ 940,000		$ 843,000		1,864,000	1,668,000		3,400,000	1,400,000
Cash payments					$ 1,365,000	$ 1,002,000		$ 2,438,000	$ 953,000
Greens Natural Foods, Inc. [Member]
Rent expense		$ 1,500,000		$ 500,000
Cash payments							$ 1,100,000
Maximum [Member]
Lease term	20 years				20 years			20 years